CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (Q3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024
Number of Shares [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance (in shares)	28,343,067	11,638,713	11,638,713	11,457,742	11,457,742
Shares issued for warrant exercises (in shares)			91,760	180,971
Conversion of mandatory convertible debentures (in shares)			22,448
Shares for settlement of debt (in shares)			3,428,963
Shares issued in connection with RTO (in shares)			5,159,209
Shares issued for acquisition of associate (in shares)			2,000,000
Shares issued for PIPE financing (in shares)	0		1,694,808
Shares issued for carbon credit purchases (in shares)			3,249,876
Shares issued for ELOC commitment (in shares)	166,667		666,667
Shares issued for services (in shares)			557,289
Shares issued for ELOC drawdown (in shares)	1,606,000		1,606,000
Ending balance (in shares)	30,115,734	11,638,713	30,115,734	11,638,713	11,638,713
Additional Paid-in Capital [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	$ 10,946,618	$ 12,845,719	$ 13,321,266	$ 11,883,289	$ 11,883,289
Share based compensation - RSUs	186,017	124,997	431,722	476,709
Share based compensation - Options	5,664	137,436	52,855	572,041
Warrants reclassified to liabilities on change in functional currency			(454,571)
Stock options reclassified to liabilities on RTO			(330,090)
Conversion option derivative transferred to equity			266,000
Gain on modification of debt with related parties			582,167
Recapitalization on RTO			(23,548,887)
Shares issued for warrant exercises			389,729	176,113
Conversion of mandatory convertible debentures			49,500
Shares for settlement of debt			10,888,912
Shares issued in connection with RTO			3,147,117
Shares issued for acquisition of associate			1,220,000
Shares issued for PIPE financing	0		2,250,000
Shares issued for carbon credit purchases			1,982,424
Shares issued for ELOC commitment	58,333		363,333
Shares issued for services			585,155
Shares issued for ELOC drawdown	481,530		481,530
Share issuance costs	(16,723)		(16,723)
Foreign currency translation	0	0	0	0
Net Income (Loss)	0	0	0	0
Ending balance	11,661,439	13,108,152	11,661,439	13,108,152	13,321,266
Subscriptions receivables [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	0	0	0	0	0
Share based compensation - RSUs	0	0	0	0
Share based compensation - Options	0	0	0	0
Warrants reclassified to liabilities on change in functional currency			0
Stock options reclassified to liabilities on RTO			0
Conversion option derivative transferred to equity			0
Gain on modification of debt with related parties			0
Recapitalization on RTO			0
Shares issued for warrant exercises			0	0
Conversion of mandatory convertible debentures			0
Shares for settlement of debt			0
Shares issued in connection with RTO			0
Shares issued for acquisition of associate			0
Shares issued for PIPE financing	(20,000)		(20,000)
Shares issued for carbon credit purchases			0
Shares issued for ELOC commitment	0		0
Shares issued for services			0
Shares issued for ELOC drawdown	0		0
Share issuance costs	0		0
Foreign currency translation	0	0	0	0
Net Income (Loss)	0	0	0	0
Ending balance	(20,000)	0	(20,000)	0	0
Accumulated Deficit [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	(30,340,289)	(16,965,055)	(21,726,229)	(11,854,481)	(11,854,481)
Share based compensation - RSUs	0	0	0	0
Share based compensation - Options	0	0	0	0
Warrants reclassified to liabilities on change in functional currency			0
Stock options reclassified to liabilities on RTO			0
Conversion option derivative transferred to equity			0
Gain on modification of debt with related parties			0
Recapitalization on RTO			0
Shares issued for warrant exercises			0	0
Conversion of mandatory convertible debentures			0
Shares for settlement of debt			0
Shares issued in connection with RTO			0
Shares issued for acquisition of associate			0
Shares issued for PIPE financing	0		0
Shares issued for carbon credit purchases			0
Shares issued for ELOC commitment	0		0
Shares issued for services			0
Shares issued for ELOC drawdown	0		0
Share issuance costs	0		0
Foreign currency translation	0	0	0	0
Net Income (Loss)	3,522,625	(1,717,619)	(5,091,435)	(6,828,193)
Ending balance	(26,817,664)	(18,682,674)	(26,817,664)	(18,682,674)	(21,726,229)
Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Beginning balance	45,361	(124,506)	43,553	(83,570)	(83,570)
Share based compensation - RSUs	0	0	0	0
Share based compensation - Options	0	0	0	0
Warrants reclassified to liabilities on change in functional currency			0
Stock options reclassified to liabilities on RTO			0
Conversion option derivative transferred to equity			0
Gain on modification of debt with related parties			0
Recapitalization on RTO			0
Shares issued for warrant exercises			0	0
Conversion of mandatory convertible debentures			0
Shares for settlement of debt			0
Shares issued in connection with RTO			0
Shares issued for acquisition of associate			0
Shares issued for PIPE financing	0		0
Shares issued for carbon credit purchases			0
Shares issued for ELOC commitment	0		0
Shares issued for services			0
Shares issued for ELOC drawdown	0		0
Share issuance costs	0		0
Foreign currency translation	(373)	107,513	1,435	66,577
Net Income (Loss)	0	0	0	0
Ending balance	44,988	(16,993)	44,988	(16,993)	43,553
Beginning balance	(19,348,310)	(4,243,842)	(8,361,410)	(54,762)	(54,762)
Share based compensation - RSUs	186,017	124,997	431,722	476,709
Share based compensation - Options	5,664	137,436	52,855	572,041
Warrants reclassified to liabilities on change in functional currency			(454,571)
Stock options reclassified to liabilities on RTO			(330,090)
Conversion option derivative transferred to equity			266,000
Gain on modification of debt with related parties			582,167
Recapitalization on RTO			(23,548,887)
Shares issued for warrant exercises			389,729	176,113
Conversion of mandatory convertible debentures			49,500
Shares for settlement of debt			10,888,912
Shares issued in connection with RTO			3,147,117
Shares issued for acquisition of associate			1,220,000
Shares issued for PIPE financing	(20,000)		2,230,000
Shares issued for carbon credit purchases			1,982,424
Shares issued for ELOC commitment	58,333		363,333
Shares issued for services			585,155
Shares issued for ELOC drawdown	481,530		481,530
Share issuance costs	(16,723)		(16,723)
Foreign currency translation	(373)	107,513	1,435	66,577
Net Income (Loss)	3,522,625	(1,717,619)	(5,091,435)	(6,828,193)
Ending balance	$ (15,131,237)	$ (5,591,515)	$ (15,131,237)	$ (5,591,515)	$ (8,361,410)